Disclosure of expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Raw materials and consumables	$ 50,925	$ 36,182
Salary and employee benefits	21,932	17,375
Contractors (net of deferred stripping costs)	37,742	43,515
Change in inventories	2,345	(11,417)
Insurance, government fees, permits and other	3,684	3,033
Total Production costs	$ 116,628	$ 88,688